Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 4,380,200	$ 3,630,200
Less current maturities	(3,300)	(250,000)
Long-term Debt due after one year	4,376,900	3,380,200
Notes, 5.0%, due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		250,000
Notes, 5.75%, due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 5.85%, due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 4.125%, due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 4.0%, due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000
Notes, 6.40%, due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000	650,000
Notes, 5.20%, due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000
Industrial Revenue Bonds [Member] | 0.20% to 1.5%, variable, due from 2014 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,030,200	$ 1,030,200